Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of financial liabilities [line items]
Borrowings	₨ 530,967	[1]	$ 6,999	[1]	₨ 569,222	[1]	$ 7,503	₨ 579,475
Acceptances	110,936		1,462		83,711
Derivative financial liabilities	5,308		70		2,786
Financial liabilities	295,617		3,898		225,245
Carrying amount [member]
Disclosure of financial liabilities [line items]
Borrowings	530,967		6,999		569,222
Acceptances	110,936		1,462		83,711
Trade and other payables	295,617		3,897		225,245
Derivative financial liabilities	5,365		71		3,551
Financial liabilities	942,885		12,429		881,729
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Borrowings	531,898		7,011		565,941
Acceptances	110,936		1,462		83,711
Trade and other payables	295,617		3,897		225,245
Derivative financial liabilities	5,365		71		3,551
Financial liabilities	943,816		$ 12,441		878,448
Derivatives used for hedging [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	4,011				2,618
Financial liabilities	4,011				2,618
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Borrowings	530,967				569,222
Acceptances	110,936				83,711
Trade and other payables	282,885				215,546
Financial liabilities	924,788				868,479
Other Financial Liability [member]
Disclosure of financial liabilities [line items]
Trade and other payables	2,397				2,633
Financial liabilities	2,397				2,633
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Trade and other payables	10,335				7,066
Derivative financial liabilities	1,354				933
Financial liabilities	₨ 11,689				₨ 7,999

[1]	Additionally, Non-current bank deposits of ₹ 1,107 million and ₹ 2,017 million ($ 27 million) as at March 31, 2021 and March 31, 2022 respectively have been included to form part of ‘total cash’ in the capital management disclosures.